Group information - Consolidated Statement of Profit or Loss and Other Comprehensive Income (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)		Mar. 31, 2020 INR (₨)
Disclosure of associates [line items]
Revenue	₨ 59,349	$ 782	₨ 48,187		₨ 48,412
Other income	5,139	68	2,870		2,634
Loss for the year	(16,128)	(213)	(8,032)		(2,781)
Other comprehensive income for the year, net of tax	3,763	50	(4,081)		(631)
Total comprehensive (loss) / income for the year, net of tax	(12,365)	(163)	(12,113)		(3,412)
Loss for the year attributable to:
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	(51)	(1)	(214)		(85)
Loss attributable to equity holders for basic and diluted	(16,077)	(212)	(7,818)	[1]	(2,696)	[1]
Total comprehensive loss attributable to:
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	335	4	(148)		(147)
Equity holders of the parent	(12,700)	(167)	₨ (11,965)		₨ (3,265)
RPPL
Disclosure of associates [line items]
Revenue	59,349	782
Other income	9,568	126
Expenses	71,800	946
Loss for the year	(2,883)	(38)
Other comprehensive income for the year, net of tax	3,569	47
Total comprehensive (loss) / income for the year, net of tax	686	9
Loss for the year attributable to:
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	449	6
Loss attributable to equity holders for basic and diluted	(3,332)	(44)
Attributable to:
Equity holders of the parent	(2,832)	(37)
Non-controlling interests (including liability for put options with non-controlling interests)	(500)	(7)
Total comprehensive loss attributable to:
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	465	6
Equity holders of the parent	221	3
Attributable to:
Equity holders of the parent	351	5
Non-controlling interests (including liability for put options with non-controlling interests)	₨ (130)	$ (2)

[1]	The earnings per share disclosed for the year ended March 31, 2021 and 2020 is calculated by dividing:
(a)
Profit or loss of RPPL attributable to ordinary shareholders; by
(b)
RPPL's historical weighted average number of ordinary shares outstanding multiplied by the exchange ratio established in the Transaction (i.e., 1 RPPL share to 0.8289 Company Share).